Business Combination and Acquisition - Opko Pro Forma Information (Details) - Opco - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Pro forma revenue, net	$ 39,437	$ 34,154
Pro forma net loss	(198,467)	(168,751)
Less: pro forma net loss attributable to noncontrolling interest	(165,136)	(140,376)
Pro forma net loss attributable to Bakkt Holdings, Inc.	$ (33,331)	$ (28,375)